INVESTMENT PROPERTIES - Minimum rental commitments payable on non-cancellable operating leases (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	$ 3,332,690
2024
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	444,183
2025
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	431,349
2026
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	394,975
2027
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	369,278
2028
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	327,445
2029 and thereafter
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	$ 1,365,460